Subsequent Events - Additional Information (Details) - USD ($)				12 Months Ended
	Apr. 11, 2019	Jan. 31, 2019	Dec. 19, 2018	Dec. 31, 2018
AioTV
Subsequent Event [Line Items]
Cash consideration by the buyer			$ 1
Transaction closing date				Apr. 11, 2019
Subsequent Event | Shah Capital Opportunity Fund LP and Hongliang Lu and Lu’s
Subsequent Event [Line Items]
Aggregate of ordinary shares		9,200,000
Shares price per share		$ 5.35
Aggregate purchase price		$ 49,220,000
Subsequent Event | AioTV
Subsequent Event [Line Items]
Transaction closing date	Apr. 11, 2019